Shareholders' Equity (Deficit) (Details) - Schedule of holders the right to receive dividends (Parentheticals) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Schedule Of Holders The Right To Receive Dividends Abstract
Number of shares, Ordinary Shares par value	[1]	$ 0.09	$ 0.09

[1]	See also Note 9D.